COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

13.Commitments and Contingencies

Contract commitments

The Company enters into contracts in the normal course of business with third-party contract research organizations, contract development and manufacturing organizations and other service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become involved in litigation matters arising in the ordinary course of business. The Company is not a party to any legal proceedings, nor is it aware of any material pending or threatened litigation. There were no contingent liabilities as of March 31, 2024.

12. Commitments and Contingencies

Contract commitments

The Company enters into contracts in the normal course of business with third-party contract research organizations, contract development and manufacturing organizations and other service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become involved in litigation matters arising in the ordinary course of business. The Company is not a party to any legal proceedings, nor is it aware of any material pending or threatened litigation. There are no contingent liabilities as of December 31, 2023 and 2022, respectively.

AltC Acquisition Corp.
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Merger Agreement

On July 11, 2023, the Company entered into an Agreement and Plan of Merger and Reorganization by and among the Company, Merger Sub, and Oklo, as fully disclosed in a Current Report on Form 8-K filed with the SEC on July 11, 2023. Pursuant to the Merger Agreement, the parties thereto intend to enter into a business combination transaction by which Merger Sub will merge with and into Oklo, with Oklo being the surviving entity in the merger.

The proposed merger is expected to be consummated after the required approval by the stockholders of the Company and Oklo and the satisfaction of certain other conditions as further described in the Merger Agreement. The aggregate consideration to be paid to the stockholders of Oklo (including, holders of Simple Agreements for Future Equity between Oklo and the “Investors” party thereto and vested and unvested Oklo options) on the date of the closing (the “Closing Date”) of the transactions contemplated by the Merger Agreement (the “Closing”) will be equal to (a) $850,000,000 plus, (b) an amount equal to the net proceeds raised by Oklo prior to the consummation of the Transactions through the sale (or series of related sales) of its equity securities in a bona fide equity financing transaction (subject to certain limitations), if any, following the execution of the Merger Agreement but prior to the Closing, which consideration will be paid entirely in shares of Class A common stock of the Company in an amount equal to $10.00 per share. During the five-year period following the Closing (the “Earnout Period”), the Company will issue to eligible holders of pre-Closing securities of Oklo up to 15,000,000 additional shares of Class A common stock in the aggregate, in tranches equal to 7,500,000 shares of Class A common stock, 5,000,000 shares of Class A common stock and 2,500,000 shares of Class A common stock, upon the satisfaction of certain price targets set forth in the Merger Agreement, which price targets will be based upon (a) the closing sale price of one share of Class A common stock as quoted on the New York Stock Exchange or the exchange on which the shares of Class A common stock are then traded, for any 20 trading days within any 60 consecutive trading day period within the Earnout Period or (b) if the Company undergoes a change of control, the price per share received by stockholders of the Company in such change of control transaction.

Related Agreements

Amended and Restated Registration Rights Agreement

In connection with the Closing, the Company’s Registration Rights Agreement, dated July 7, 2021, will be amended and restated, and the Company, Sponsor and certain persons and entities receiving Class A common stock in connection with the Merger (the “New Holders” and, together with Sponsor, the “Reg Rights Holders”) will enter into an Amended and Restated Registration Rights Agreement, attached as Exhibit D to the Merger Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, the Company will agree to use commercially reasonable efforts to (i) file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders within 30 business days after the Closing (the “Resale Registration Statement”) and (ii) cause the Resale Registration

Statement to become effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the Reg Rights Holders may demand in the aggregate up to five underwritten offerings and will be entitled to customary piggyback registration rights.

Amended and Restated Sponsor Agreement

In connection with the execution of the Merger Agreement, the Company amended and restated each of those certain letter agreements, dated July 7, 2021, from each of the persons undersigned thereto (the “Initial Insiders”) and that certain letter agreement, dated November 10, 2021, from Peter Lattman (together with, the Initial Insiders, the “Insiders”) (the “Amended and Restated Sponsor Agreement”), pursuant to which, among other things, each of the Sponsor and the Insiders agreed (i) to vote any of such Insider’s shares of the Company’s securities in favor of the related transactions and other SPAC Stockholder Matters (as defined in the Amended and Restated Sponsor Agreement), (ii) not to redeem any of such Insider’s shares of Class A common stock or the Company’s Class B common stock, par value $0.0001 per share in connection with the stockholder redemption, (iii) to pay any amounts in excess of the expense cap of $25,000,000 (such amount, the “Excess Amount”) in either cash or by forfeiting a number of shares of Class A common stock, at a price of $10.00 per share (provided that any Excess Amount greater than $15,000,000 shall be paid only in cash), (iv) not to transfer (a) 40% of such Insider’s shares for a period of 12 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $12.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, (b) 30% of such Insider’s shares for a period of 24 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $14.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, and (c) 30% of such Insider’s shares for a period of 36 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $16.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, and (v) to be bound to certain other obligations as described therein. The Sponsor has also agreed to use commercially reasonable efforts to enter into an agreement or agreements with one or more third parties to not redeem their shares of Class A common stock in connection with the related transactions, which agreements may, if reasonably necessary, include incentives in the form of Founder Shares (which will convert to Class A common stock at the Closing), in amounts and on such terms as the Sponsor and the Company shall mutually agree.

Also pursuant to the Amended and Restated Sponsor Agreement, the Sponsor (or an affiliated co-investor of the Sponsor) has agreed to, subject to the other terms and conditions included therein, immediately prior to Closing, purchase in a private placement up to 5,000,000 shares of Class A common stock at a purchase price of $10.00 per share, equal to an amount up to $50,000,000 (the “Sponsor Commitment”). The amount of the Sponsor Commitment that the Sponsor (or an affiliated co-investor of the Sponsor) will be required to fund will be equal to (i) $250,000,000 minus (ii) the Available Closing SPAC Cash (as defined in the Merger Agreement) before accounting for the funding of any Sponsor Commitment (the “Sponsor Commitment Purchase Price”); which amount, under no circumstances shall exceed the maximum amount of the Sponsor Commitment. In addition, so long as Available Closing SPAC Cash, prior to the funding of any Sponsor Commitment is equal to at least $200,000,000 or more, Oklo must request that the Sponsor Commitment be funded and if the Sponsor pays the Sponsor Commitment Purchase Price, then Oklo must stipulate that the Minimum Cash Condition is deemed satisfied. If Available Closing SPAC Cash, prior to the funding of any Sponsor Commitment is less than $200,000,000, Oklo is not required to request the Sponsor Commitment, but if Oklo does request it, the Minimum Cash Condition will be deemed waived. The Sponsor’s obligation to fund the Sponsor Commitment Purchase Price is conditioned upon (i) the satisfaction (or waiver by the Company) of the conditions set forth in Section 10.01 and Section 10.03 of the Merger Agreement (other than those conditions that by their terms are to be satisfied at the Closing), (ii) the substantially concurrent consummation of the Closing, and (iii) if Oklo waives the Minimum Cash Condition, the Available Closing SPAC Cash equaling an amount of at least $125,000,000 (which such amount, for the avoidance of doubt, will include the Sponsor Commitment Purchase Price). Any shares purchased pursuant to the Sponsor Commitment by the Sponsor, an Insider or an affiliated co-investor thereof will be subject to the Sponsor Lockup. The Restated Sponsor Agreement was analyzed under ASC 815 and due to the variable settlement conditions at closing of the business combination, the Company concluded that the contract is a financial instrument, reported at fair value, and adjusted at each reporting period. At issuance and March 31, 2024, the Company however, determined that the fair value of the Restated Sponsor Support Agreement was de minimis.

Pursuant to the Amended and Restated Certificate of Incorporation, the Company previously had until July 12, 2023 to complete a Business Combination or windup and liquidate, unless it had executed a letter of intent, agreement in principle or definitive agreement for an initial business combination by such date. In connection with execution of the Merger Agreement on July 11, 2023, the

Company had until October 12, 2023 pursuant to the terms of its Amended and Restated Certificate of Incorporation to complete the Business Combination, windup, or pursue an extension.

On October 5, 2023, the stockholders of the Company approved a proposal to adopt an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a Business Combination from October 12, 2023 to July 12, 2024 (or such earlier date as determined by the Company’s board of directors) (the “Charter Amendment”).

Legal Demand Letter

On September 29, 2023, the Company received a demand letter from a putative stockholder alleging that the registration statement filed on Form S-4 by the Company with the United States Securities and Exchange Commission on September 27, 2023 contains misleading statements and/or omissions in violation of the federal securities laws and/or state fiduciary duty law. The stockholder demands that the Company disclose additional information and purports to reserve the right to file a complaint. The amount of loss exposure, if any, cannot be reasonably estimated at this time.

Registration Rights

Pursuant to a registration rights agreement entered into on July 7, 2021, the holders of the Founder Shares, the Private Placement Shares and shares of Class A common stock that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders of these securities have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Capital Markets Advisor Agreement

On July 10, 2023, the Company entered into an agreement with a capital markets advisor to provide advisory and investment banking services in connection with the proposed Business Combination. The fee for these services will be $875,000 and payable at the closing of the proposed Business Combination. The capital markets advisor will also be eligible to receive an incentive fee of up to $3,000,000, solely at the discretion of the Company. In addition to the fees, the Company will reimburse the capital markets advisor up to $500,000 for reasonable documented out of pocket expenses. These reimbursable expenses are payable regardless of the outcome of the proposed Business Combination.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of $0.20 per Public Share, or $10,000,000 in the aggregate, payable upon the closing of the Initial Public Offering (of which the underwriters received $8,580,000, which is net of $1,420,000 reimbursed fees from the underwriters). In addition, the underwriters will be entitled to a deferred fee of $0.35 per Public Share, or $17,500,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.

In October and November 2023, the Company received letters from BofA Securities, Inc., Goldman Sachs & Co. LLC, and J.P. Morgan Securities LLC, waiving their rights to their portion of the deferred underwriting fee. In aggregate, the underwriting fees waived total approximately $10.5 million.

Fairness Opinion

On June 6, 2023, the Company engaged a firm to provide a fairness opinion of the proposed Business Combination. A $50,000 retainer payment was due at the time of the engagement letter. The remaining balance was due prior to issuance of the final opinion. As of March 31, 2024, the final opinion was delivered and, as such, $426,082 was paid.

Due Diligence and M&A Legal Fees

As of March 31, 2024, the Company, contingent upon the consummation of an initial Business Combination will be required to pay due diligence and M&A legal fees in the amount of $9,744,825.

Legal Fees

As of March 31, 2024 and December 31, 2023, the Company, upon the consummation of an initial Business Combination will be required to pay legal fees in the amount of $92,441 and $92,441 which are reflected on Company’s unaudited condensed consolidated balance sheets, respectively. For the three months ended March 31, 2024 and 2023, the Company incurred $0 and $0 of contingent legal fees.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Merger Agreement

On July 11, 2023, the Company entered into an Agreement and Plan of Merger and Reorganization by and among the Company, Merger Sub, and Oklo, as fully disclosed in a Current Report on Form 8-K filed with the SEC on July 11, 2023. Pursuant to the Merger Agreement, the parties thereto intend to enter into a business combination transaction by which Merger Sub will merge with and into Oklo, with Oklo being the surviving entity in the merger.

The proposed merger is expected to be consummated after the required approval by the stockholders of the Company and Oklo and the satisfaction of certain other conditions as further described in the Merger Agreement. The aggregate consideration to be paid to the stockholders of Oklo (including, holders of Simple Agreements for Future Equity between Oklo and the “Investors” party thereto and vested and unvested Oklo options) on the date of the closing (the “Closing Date”) of the transactions contemplated by the Merger Agreement (the “Closing”) will be equal to (a) $850,000,000 plus, (b) an amount equal to the net proceeds raised by Oklo prior to the consummation of the Transactions through the sale (or series of related sales) of its equity securities in a bona fide equity financing transaction (subject to certain limitations), if any, following the execution of the Merger Agreement but prior to the Closing, which consideration will be paid entirely in shares of Class A common stock of the Company in an amount equal to $10.00 per share. During the five-year period following the Closing (the “Earnout Period”), the Company will issue to eligible holders of pre-Closing securities of Oklo up to 15,000,000 additional shares of Class A common stock in the aggregate, in tranches equal to 7,500,000 shares of Class A common stock, 5,000,000 shares of Class A common stock and 2,500,000 shares of Class A common stock, upon the satisfaction of certain price targets set forth in the Merger Agreement, which price targets will be based upon (a) the closing sale price of one share of Class A common stock as quoted on the New York Stock Exchange or the exchange on which the shares of Class A common stock are then traded, for any 20 trading days within any 60 consecutive trading day period within the Earnout Period or (b) if the Company undergoes a change of control, the price per share received by stockholders of the Company in such change of control transaction.

Related Agreements

Amended and Restated Registration Rights Agreement

In connection with the Closing, the Company’s Registration Rights Agreement, dated July 7, 2021, will be amended and restated, and the Company, Sponsor and certain persons and entities receiving Class A common stock in connection with the Merger (the “New Holders” and, together with Sponsor, the “Reg Rights Holders”) will enter into an Amended and Restated Registration Rights Agreement, attached as Exhibit D to the Merger Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, the Company will agree to use commercially reasonable efforts to (i) file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg

Rights Holders within 30 business days after the Closing (the “Resale Registration Statement”) and (ii) cause the Resale Registration Statement to become effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the Reg Rights Holders may demand in the aggregate up to five underwritten offerings and will be entitled to customary piggyback registration rights.

Amended and Restated Sponsor Agreement

In connection with the execution of the Merger Agreement, the Company amended and restated each of those certain letter agreements, dated July 7, 2021, from each of the persons undersigned thereto (the “Initial Insiders”) and that certain letter agreement, dated November 10, 2021, from Peter Lattman (together with, the Initial Insiders, the “Insiders”) (the “Amended and Restated Sponsor Agreement”), pursuant to which, among other things, each of the Sponsor and the Insiders agreed (i) to vote any of such Insider’s shares of the Company’s securities in favor of the related transactions and other SPAC Stockholder Matters (as defined in the Amended and Restated Sponsor Agreement), (ii) not to redeem any of such Insider’s shares of Class A common stock or the Company’s Class B common stock, par value $0.0001 per share in connection with the stockholder redemption, (iii) to pay any amounts in excess of the expense cap of $25,000,000 (such amount, the “Excess Amount”) in either cash or by forfeiting a number of shares of Class A common stock, at a price of $10.00 per share (provided that any Excess Amount greater than $15,000,000 shall be paid only in cash), (iv) not to transfer (a) 40% of such Insider’s shares for a period of 12 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $12.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, (b) 30% of such Insider’s shares for a period of 24 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $14.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, and (c) 30% of such Insider’s shares for a period of 36 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $16.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, and (v) to be bound to certain other obligations as described therein. The Sponsor has also agreed to use commercially reasonable efforts to enter into an agreement or agreements with one or more third parties to not redeem their shares of Class A common stock in connection with the related transactions, which agreements may, if reasonably necessary, include incentives in the form of Founder Shares (which will convert to Class A common stock at the Closing), in amounts and on such terms as the Sponsor and the Company shall mutually agree.

Also pursuant to the Amended and Restated Sponsor Agreement, the Sponsor (or an affiliated co-investor of the Sponsor) has agreed to, subject to the other terms and conditions included therein, immediately prior to Closing, purchase in a private placement up to 5,000,000 shares of Class A common stock at a purchase price of $10.00 per share, equal to an amount up to $50,000,000 (the “Sponsor Commitment”). The amount of the Sponsor Commitment that the Sponsor (or an affiliated co-investor of the Sponsor) will be required to fund will be equal to (i) $250,000,000 minus (ii) the Available Closing SPAC Cash (as defined in the Merger Agreement) before accounting for the funding of any Sponsor Commitment (the “Sponsor Commitment Purchase Price”); which amount, under no circumstances shall exceed the maximum amount of the Sponsor Commitment. In addition, so long as Available Closing SPAC Cash, prior to the funding of any Sponsor Commitment is equal to at least $200,000,000 or more, Oklo must request that the Sponsor Commitment be funded and if the Sponsor pays the Sponsor Commitment Purchase Price, then Oklo must stipulate that the Minimum Cash Condition is deemed satisfied. If Available Closing SPAC Cash, prior to the funding of any Sponsor Commitment is less than $200,000,000, Oklo is not required to request the Sponsor Commitment, but if Oklo does request it, the Minimum Cash Condition will be deemed waived. The Sponsor’s obligation to fund the Sponsor Commitment Purchase Price is conditioned upon (i) the satisfaction (or waiver by the Company) of the conditions set forth in Section 10.01 and Section 10.03 of the Merger Agreement (other than those conditions that by their terms are to be satisfied at the Closing), (ii) the substantially concurrent consummation of the Closing, and (iii) if Oklo waives the Minimum Cash Condition, the Available Closing SPAC Cash equaling an amount of at least $125,000,000 (which such amount, for the avoidance of doubt, will include the Sponsor Commitment Purchase Price). Any shares purchased pursuant to the Sponsor Commitment by the Sponsor, an Insider or an affiliated co-investor thereof will be subject to the Sponsor Lockup. The Restated Sponsor Agreement was analyzed under ASC 815 and due to the variable settlement conditions at closing of the business combination, the Company concluded that the contract is a financial instrument, reported at fair value, and adjusted at each reporting period. At issuance and December 31, 2023, the Company however, determined that the fair value of the Restated Sponsor Support Agreement was de minimis.

Pursuant to the Amended and Restated Certificate of Incorporation, the Company previously had until July 12, 2023 to complete a Business Combination or windup and liquidate, unless it had executed a letter of intent, agreement in principle or definitive agreement for an initial business combination by such date. In connection with execution of the Merger Agreement on July 11, 2023, the Company had until October 12, 2023 pursuant to the terms of its Amended and Restated Certificate of Incorporation to complete the Business Combination, windup, or pursue an extension.

On October 5, 2023, the stockholders of the Company approved a proposal to adopt an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a Business Combination from

October 12, 2023 to July 12, 2024 (or such earlier date as determined by the Company’s board of directors) (the “Charter Amendment”).

Legal Demand Letter

On September 29, 2023, the Company received a demand letter from a putative stockholder alleging that the registration statement filed on Form S-4 by the Company with the United States Securities and Exchange Commission on September 27, 2023 contains misleading statements and/or omissions in violation of the federal securities laws and/or state fiduciary duty law. The stockholder demands that the Company disclose additional information and purports to reserve the right to file a complaint. The amount of loss exposure, if any, cannot be reasonably estimated at this time.

Registration Rights

Pursuant to a registration rights agreement entered into on July 7, 2021, the holders of the Founder Shares, the Private Placement Shares and shares of Class A common stock that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders of these securities have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Underwriting Agreement

The underwriters were entitled to a cash underwriting discount of $0.20 per Public Share, or $10,000,000 in the aggregate, payable upon the closing of the Initial Public Offering (of which the underwriters received $8,580,000, which is net of $1,420,000 reimbursed fees from the underwriters). In addition, the underwriters will be entitled to a deferred fee of $0.35 per Public Share, or $17,500,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.

In October and November 2023, the Company received letters from BofA Securities, Inc., Goldman Sachs & Co. LLC, and J.P. Morgan Securities LLC, waiving their rights to their portion of the deferred underwriting fee. In aggregate, the underwriting fees waived total approximately $10.5 million.

Fairness Opinion

On June 6, 2023, the Company engaged a firm to provide a fairness opinion of the proposed Business Combination. A $50,000 retainer payment was due at the time of the engagement letter. The remaining balance was due prior to issuance of the final opinion. As of December 31, 2023, the final opinion was delivered and, as such, $426,082 was paid.

Due Diligence and M&A Legal Fees

As of December 31, 2023, the Company, contingent upon the consummation of an initial Business Combination will be required to pay due diligence and M&A legal fees in the amount of $8,105,261.

Legal Fees

As of December 31, 2023 and 2022, the Company, upon the consummation of an initial Business Combination will be required to pay legal fees in the amount of $92,441 and $118,715 which are reflected on Company’s consolidated balance sheets, respectively. For the year ended December 31, 2023 and 2022, the Company incurred $0 and $26,273 of contingent legal fees.